Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Non-capital losses	$ 190,203	$ 427,695
Capital losses	0	0
Other temporary differences including accrued interest	412,659	453,010
Deferred tax assets	602,862	880,705
Deferred tax liabilities
Withholding tax	(145,434)	(111,717)
Deferred tax liabilities	(145,434)	(111,717)
Unrecognized deferred tax assets
Non-capital losses	152,853	281,643
Capital losses	117,517	117,945
Other temporary differences including accrued interest	319,227	63,471
Unrecognized deferred tax assets	589,597	463,059
Unrecognized deferred tax liabilities
Withholding tax	0	0
Unrecognized deferred tax liabilities	$ 0	$ 0